Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income/(loss)		$ (30,644)	$ (17,341)	$ 934,173
Net income from discontinued operations, net of tax		35,426	0	864,902
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Amortization of intangible assets and purchased video content in prepaid expense		13,624	11,308	12,461
Depreciation		16,621	19,990	23,495
Share-based compensation expense		708	4,939	8,578
Impairment of long-term investments	[1]	283	11,954	215
Impairment of other intangible assets and other assets		5,845	2,040	1,758
Investment (gain)/loss from long-term investments		(1,135)	6,150	(6,345)
Allowance for credit losses		(310)	116	7,970
Change in fair value of financial instruments		(199)	(10,340)	(2,470)
Others		(522)	(288)	(909)
Changes in assets and liabilities:
Accounts receivable		(4,403)	4,504	444
Prepaid and other assets		951	(116)	(2,770)
Accounts payable		(5,489)	(17,552)	(904)
Receipts in advance and deferred revenue		3,439	(4,611)	3,776
Tax payables		6,582	19,490	(4,968)
Deferred tax liabilities		24,286	21,862	26,239
Accrued liabilities and other short-term liabilities		(19,778)	(19,863)	(22,231)
Net cash provided by/(used in) continuing operating activities		(25,567)	32,242	113,610
Net cash used in discontinued operating activities		0	0	(175,888)
Net cash provided by/(used in) operating activities		(25,567)	32,242	(62,278)
Cash flows from investing activities:
Purchase of fixed assets		(3,225)	(8,506)	(6,718)
Purchase of intangible and other assets		(15,187)	(15,335)	(35,489)
Purchase of long-term investments		(22,076)	0	(15,891)
Proceeds from time deposits		168,225	0	0
Purchase of time deposits		(295,488)	(90,666)	(188,215)
Proceeds from short-term investments		1,375,757	1,935,518	740,730
Purchase of short-term investments		(1,503,242)	(2,060,101)	(1,034,337)
Other cash proceeds related to investing activities		3,571	6,301	2,501
Net cash used in continuing investing activities		(291,665)	(232,789)	(537,419)
Net cash provided by discontinued investing activities		0	0	1,054,148
Net cash provided by/(used in) investing activities		(291,665)	(232,789)	516,729
Cash flows from financing activities:
Proceeds from short-term bank loans		0	0	153,000
Repurchase of Sohu Ordinary Shares, represented by ADSs		(6,560)	(82,136)	(17,418)
Repayments of loans from banks		0	0	(560,550)
Net cash used in continuing financing activities		(6,560)	(82,136)	(424,968)
Net cash used in discontinued financing activities		0	0	(9,132)
Net cash used in financing activities		(6,560)	(82,136)	(434,100)
Effect of exchange rate changes on cash, cash equivalents and restricted cash		(11,982)	(16,773)	20,997
Net increase/(decrease) in cash, cash equivalents and restricted cash		(335,774)	(299,456)	41,348
Cash, cash equivalents and restricted cash at beginning of year		701,462	1,000,918	959,570
Cash, cash equivalents and restricted cash at end of year		365,688	701,462	1,000,918
Cash, cash equivalents and restricted cash of continuing operations, end of year		365,688	701,462	1,000,918
Supplemental cash flow disclosures from continuing operations:
Cash paid for income taxes		(28,053)	(39,636)	(46,145)
Cash paid for interest expense		0	0	(7,633)
Barter transactions		3,601	3,236	5,086
Supplemental schedule of non-cash investing activity from continuing operations:
Changes in payables and other liabilities related to fixed assets and intangible assets additions		$ (7,425)	$ (8,196)	$ (19,391)

[1]	In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.